Subsequent Events (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2013 Hanover Holdings I, LLC Purchase Agreement [Member]	Mar. 31, 2013 ASYM Management Agreement [Member]	Jul. 03, 2012 ASYM Management Agreement [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Hanover Holdings I, LLC Purchase Agreement [Member]	Dec. 31, 2012 Subsequent Event [Member] ASYM Management Agreement [Member]	Dec. 31, 2012 Subsequent Event [Member] Debt Exchange [Member]	Dec. 31, 2012 Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member] Transaction One [Member]	Dec. 31, 2012 Subsequent Event [Member] Transaction Two [Member]
Stock Issued During Period, Shares, Issued for Cash	241,667												75,000	166,667
Stock Issued During Period, Value, Issued for Cash	$ 14,500												$ 4,500	$ 10,000
Stock issued for note conversion (shares)	40,000	1,090,902						235,515
Stock issued upon conversion	1,305,034	4,363,611						10,000
Monthly management fee				20,000	12,000					20,000
Management fee owed										47,000
Warrant exercise price		$ 0.40				$ 0.010				$ 0.01
Royalty percentage										3.00%
Waiver fee										25,000
Committed amount of shares to be purchased								5,000,000
Percent of average daily trading volume												300.00%
Purchase price percentage								90.00%
Restricted stock value for committment fee								150,000
Percent of Total Committment under the Purchase Agreement paid								3.00%
Restricted stock (shares)								1,764,706
Equity Issuance, Per Share Amount			$ 0.085					$ 0.085			$ 0.00004
Attorney fees and expenses			15,000					15,000
Penalty fee percentage of purchase price								2.00%
Beneficial ownership percentage								4.99%
Additional price discount rate											8.00%
Convertible debt outstanding									51,500		140,000
Debt Instrument, Interest Rate, Stated Percentage											12.00%
Prepayment mark-up percentage											150.00%
Conversion price adjustment									0.008
Stock issued for debt settlement, value							45,000
Stock issued for debt settlement, shares							5,658,784
Additional amount borrowed									$ 5,000